Restricted Net Assets (Details) $ in Millions	Dec. 31, 2025 USD ($)
VIE | Shanghai Zhaoyan Network Technology Co., Ltd. ("Zhaoyan")
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restricted net assets for subsidiaries	$ 192.4